FINANCIAL RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Details of Derivative Instruments (Details) shares in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 CAD ($) $ / shares shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 CAD ($) $ / shares	Dec. 31, 2017 USD ($)	Dec. 31, 2018 USD ($) $ / shares	Feb. 08, 2018	Dec. 31, 2017 USD ($) $ / shares	Jan. 01, 2017 CAD ($)	Dec. 31, 2016 CAD ($)
Disclosure of detailed information about financial instruments [line items]
Percent of derivatives designated as hedges	100.00%		100.00%		100.00%		100.00%
Gain (loss) on hedge ineffectiveness recognised in profit or loss	$ 10.0		$ (3.0)
Net cash paid	388.0		(79.0)
Stock-based compensation	65.0		61.0
Current portion of derivative instruments	270.0		421.0					$ 91.0
Derivative financial assets	1,500.0		1,094.0						$ 1,659.0
Change in fair value of derivative instruments	(95.0)		99.0
Equity derivatives
Disclosure of detailed information about financial instruments [line items]
Stock-based compensation	(33.0)		(74.0)
Equity derivatives | Class B Non-Voting Shares
Disclosure of detailed information about financial instruments [line items]
Notional amount			1.0
Senior notes
Disclosure of detailed information about financial instruments [line items]
Notional amount					$ 750		$ 0
Proceeds from non-current borrowings	$ 938.0		0.0
Senior Notes Due 2026
Disclosure of detailed information about financial instruments [line items]
Notional amount					750
Interest rate						4.30%
Senior Notes Due 2026 | Fixed interest rate
Disclosure of detailed information about financial instruments [line items]
Notional amount					$ 500
Interest rate	2.90%				2.90%	4.193%
Bank credit facilities
Disclosure of detailed information about financial instruments [line items]
Debt derivatives entered, notional			2,126.0
Debt derivatives settled, notional amount			2,327.0
Net cash paid			(17.0)
US commercial paper
Disclosure of detailed information about financial instruments [line items]
Debt derivatives entered, notional			10,711.0
Debt derivatives settled, notional amount			9,692.0
Net cash paid			(62.0)
Debt derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	$ 1,373.0		$ 1,129.0
Debt derivatives | Bank credit facilities
Disclosure of detailed information about financial instruments [line items]
Debt derivatives entered, notional	$ 157.0	$ 125		$ 1,610
Debt derivatives entered, exchange rate	1.26	1.26	1.32	1.32
Debt derivatives settled, notional amount	$ 157.0	$ 125		$ 1,760
Debt derivatives settled, exchange rate	1.26	1.26	1.32	1.32
Net cash paid	$ (1.0)
Debt derivatives | US commercial paper
Disclosure of detailed information about financial instruments [line items]
Debt derivatives entered, notional	$ 19,751.0	$ 15,262		$ 8,266
Debt derivatives entered, exchange rate	1.29	1.29	1.30	1.30
Debt derivatives settled, notional amount	$ 19,148.0	$ 14,833		$ 7,521
Debt derivatives settled, exchange rate	1.29	1.29	1.29	1.29
Net cash paid	$ 63.0
Bond forward
Disclosure of detailed information about financial instruments [line items]
Debt derivatives settled, notional amount	900.0		$ 900.0
Change in fair value of derivative instruments	21.0
Bond forward | 10-year Government of Canada (GoC)
Disclosure of detailed information about financial instruments [line items]
Debt derivatives settled, notional amount	$ 500.0		$ 500.0
Interest rate	3.01%		2.85%		3.01%		2.85%
Term	10 years	10 years
Bond forward | 30-year Government of Canada (GoC)
Disclosure of detailed information about financial instruments [line items]
Debt derivatives settled, notional amount	$ 400.0		$ 400.0
Interest rate	2.70%		2.65%		2.70%		2.65%
Term	30 years	30 years
Expenditure derivatives
Disclosure of detailed information about financial instruments [line items]
Debt derivatives entered, notional		$ 840		$ 930
Debt derivatives entered, exchange rate	1.30	1.30	1.33	1.33
Debt derivatives settled, notional amount	$ 896.0	$ 720	$ 1,070.0	$ 840
Debt derivatives settled, exchange rate	1.24	1.24	1.27	1.27
Equity derivatives
Disclosure of detailed information about financial instruments [line items]
Average price of hedging instrument | $ / shares	61.15				61.15
Net cash paid	$ 4.0			$ 6
Number of derivatives settled (in shares) | shares	0.4	0.4
Current portion of derivative instruments	$ 92.0		$ 68.0
Derivative financial assets	$ 92.0		$ 68.0						8.0
Equity derivatives | Class B Non-Voting Shares
Disclosure of detailed information about financial instruments [line items]
Average price of hedging instrument | $ / shares	51.54		51.44		51.54		51.44
Derivative financial assets	$ 5.0		$ 5.4
Equity derivatives | Less than 1 year
Disclosure of detailed information about financial instruments [line items]
Average price of hedging instrument | $ / shares	50.37				50.37
Cash flow hedges | Debt derivatives
Disclosure of detailed information about financial instruments [line items]
Notional amount					$ 6,100		$ 6,700
Derivative financial assets	$ 1,332.0		$ 1,152.0						1,683.0
Cash flow hedges | Expenditure derivatives
Disclosure of detailed information about financial instruments [line items]
Notional amount					$ 1,080		$ 1,200
Average foreign exchange rate	1.24	1.24	1.28	1.28
Debt derivatives entered, notional	$ 1,093.0		$ 1,240.0
Derivative financial assets	$ (122.0)		$ (39.0)						$ 19.0
Cash flow hedges | Expenditure derivatives | Less than 1 year
Disclosure of detailed information about financial instruments [line items]
Average foreign exchange rate	1.24	1.24